Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	392,481,203.23	23,155
Yield Supplement Overcollateralization Amount 02/28/21	16,838,759.67	0
Receivables Balance 02/28/21	409,319,962.90	23,155
Principal Payments	22,230,413.01	707
Defaulted Receivables	584,436.93	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	15,480,043.45	0
Pool Balance at 03/31/21	371,025,069.51	22,419

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.80%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,144,375.02	102
Past Due 61-90 days	658,420.68	35
Past Due 91-120 days	119,005.44	12
Past Due 121+ days	0.00	0
Total	2,921,801.14	149

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	765,455.68
Aggregate Net Losses/(Gains) - March 2021	-181,018.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.53%
Prior Net Losses Ratio	0.10%
Second Prior Net Losses Ratio	0.42%
Third Prior Net Losses Ratio	1.07%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.89%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	40.79

Flow of Funds	$ Amount
Collections	27,946,561.67
Investment Earnings on Cash Accounts	57.73
Servicing Fee	(341,099.97)
Transfer to Collection Account	-
Available Funds	27,605,519.43

Distributions of Available Funds
	-
(2) Class A Interest	875,219.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	694,792.74
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,141,533.90
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	27,605,519.43

Servicing Fee	341,099.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	387,289,862.25
Principal Paid	21,456,133.72
Note Balance @ 04/15/21	365,833,728.53

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	257,619,862.25
Principal Paid	21,456,133.72
Note Balance @ 04/15/21	236,163,728.53
Note Factor @ 04/15/21	68.0587114%

Class A-4
Note Balance @ 03/15/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	82,950,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	31,150,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	15,570,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,007,851.81
Total Principal Paid	21,456,133.72
Total Paid	22,463,985.53

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	652,636.98
Principal Paid	21,456,133.72
Total Paid to A-3 Holders	22,108,770.70

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9731399
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7171529
Total Distribution Amount	21.6902928

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.8807982
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.8332384
Total A-3 Distribution Amount	63.7140366

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	32.38
Noteholders' Third Priority Principal Distributable Amount	725.67
Noteholders' Principal Distributable Amount	241.95

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,595,670.49
Investment Earnings	22.05
Investment Earnings Paid	(22.05)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$777,824.76	$1,557,757.22	$1,411,128.40
Number of Extensions	35	69	61
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.36%	0.32%